Fees Summary	Aug. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,218,369.47
Previously Paid Amount
Total Fee Amount	2,329.93
Total Offset Amount
Net Fee	$ 2,329.93